Summary of accounting policies - Segment revenue, property and equipment and other taxes receivable (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 188,930	$ 167,486	$ 186,402
Property and equipment	19,163	17,196
Other taxes receivable	0	3,814
West Africa
Disclosure of geographical areas [line items]
Revenue	107,939	78,890	83,608
Property and equipment	9,918	8,230
Other taxes receivable	0	3,814
Nigeria
Disclosure of geographical areas [line items]
Revenue	37,769	27,009
Property and equipment	2,868	2,025
Ivory Coast
Disclosure of geographical areas [line items]
Revenue	51,966	41,595
Property and equipment	2,620	3,366
Senegal and Ghana
Disclosure of geographical areas [line items]
Revenue	18,204	10,287
Ghana
Disclosure of geographical areas [line items]
Property and equipment	3,384	1,944
Senegal
Disclosure of geographical areas [line items]
Property and equipment	1,046	895
North Africa
Disclosure of geographical areas [line items]
Revenue	48,780	64,205	76,641
Property and equipment	6,250	5,554
Egypt
Disclosure of geographical areas [line items]
Revenue	31,248	44,436
Property and equipment	4,756	4,107
Germany
Disclosure of geographical areas [line items]
Property and equipment	68	88
Portugal
Disclosure of geographical areas [line items]
Property and equipment	360	346
Tunisia, Morocco and Algeria
Disclosure of geographical areas [line items]
Revenue	17,532	19,768
Property and equipment	1,494	1,447
East and South Africa
Disclosure of geographical areas [line items]
Revenue	31,445	24,077	24,365
Property and equipment	2,185	2,838
Europe
Disclosure of geographical areas [line items]
Revenue	565	247	1,152
Property and equipment	428	434
China
Disclosure of geographical areas [line items]
Property and equipment	382	138
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	189	41	629
Property and equipment	0	2
Others
Disclosure of geographical areas [line items]
Revenue	$ 11	$ 25	$ 8